INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

June 30,			2026			2025

Marketing-related	$16,506	$(4,690)	$11,816	$16,502	$(3,901)	$12,601
Technology-based	22,779	(18,136)	4,643	22,560	(14,959)	7,601
Customer-related	4,171	(2,520)	1,651	4,278	(2,050)	2,228
Contract-based	623	(124)	499	217	(43)	174

Total	$44,079	$(25,470)	$18,609	$43,557	$(20,953)	$22,604

Acquired Intangible Assets

The components of intangible assets acquired during the periods presented were as follows:

(In millions)	Amount	Weighted Average Life	Amount	Weighted Average Life

Year Ended June 30,	2026		2025

Marketing-related	$12	10 years	$13	10 years
Technology-based	387	5 years	912	9 years
Customer-related	0	0 years	0	0 years
Contract-based	405	5 years	171	5 years

Total	$804	5 years	$1,096	9 years

Estimated Future Amortization Expense Related to Intangible Assets

The following table outlines the estimated future amortization expense related to intangible assets held as of June 30, 2026:

(In millions)

Year Ending June 30,

2027	$3,097
2028	2,141
2029	1,944
2030	1,477
2031	1,128
Thereafter	8,822

Total	$18,609